Employee benefits - Fair value of plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan, Fair Value of Pension Plan Assets
Real estate funds lock-in period	3 years
Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Total unfunded commitments	$ 114	$ 125
Defined pension benefits
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	6,355	8,576
Defined pension benefits | Equity securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	77	125
Defined pension benefits | Mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	748	1,049
Defined pension benefits | Emerging market mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	96	218
Defined pension benefits | Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,157	1,680
Defined pension benefits | Government and corporate mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	2,189	3,121
Defined pension benefits | Emerging market bonds - mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	315	428
Defined pension benefits | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,172	1,326
Defined pension benefits | Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	57	74
Defined pension benefits | Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	253	233
Defined pension benefits | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	291	322
Defined pension benefits | Level 1
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	322	513
Defined pension benefits | Level 1 | Equity securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	77	124
Defined pension benefits | Level 1 | Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	121	314
Defined pension benefits | Level 1 | Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	124	75
Defined pension benefits | Level 2
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	4,624	6,480
Defined pension benefits | Level 2 | Equity securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets		1
Defined pension benefits | Level 2 | Mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	748	1,049
Defined pension benefits | Level 2 | Emerging market mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	96	218
Defined pension benefits | Level 2 | Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,036	1,366
Defined pension benefits | Level 2 | Government and corporate mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	2,189	3,121
Defined pension benefits | Level 2 | Emerging market bonds - mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	315	428
Defined pension benefits | Level 2 | Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	57	74
Defined pension benefits | Level 2 | Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	129	158
Defined pension benefits | Level 2 | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	54	65
Defined pension benefits | Not subject to leveling
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,409	1,583
Defined pension benefits | Not subject to leveling | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,172	1,326
Defined pension benefits | Not subject to leveling | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	$ 237	$ 257